Income Taxes - Schedule of Reconciliation of Income Taxes at Statutory Federal Income Tax Rate to Net Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal taxes (benefit) at statutory rate	$ (8,192)	$ 14,900	$ (7,407)
State federal income tax benefit	(261)	(448)	(571)
Unutilized (utilized) net operating losses	7,238	(11,287)	9,809
Stock-based compensation	393	898	730
Research and development credits	(1,552)	(3,135)	(952)
Tax assets not benefited	2,398	4,732	1,322
Nondeductible warrant expense	(41)	(5,703)	(3,177)
Other	17	43	44
Total	$ 0	$ 0	$ (202)